Operating Lease (Details 2) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Operating Lease (Details)
2021		$ 56,000
2021 (remaining 3 months)	$ 14,000
2022	58,000	58,000
2023	59,000	59,000
2024	5,000	5,000
Total lease payments	136,000	178,000
Less: Imputed interest/present value discount	(11,000)	15,000
Present value of lease liabilities	$ 125,000	$ 163,000